Note 5 - Personnel Expenses Including Share-based Remuneration - Personnel Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Salaries incl. bonuses	$ 40,301	$ 42,185		$ 26,733
Social security cost, excluding amounts related to share-based remuneration	4,624	3,774		3,428
External temporary hires	7,090	2,474		1,687
Defined-contribution pension cost	3,279	3,616		2,066
Other personnel related expenses	2,103	4,345		2,244
Personnel expenses excluding share-based remuneration	57,397	56,395		36,158
Share-based remuneration, including related social security costs	4,706	5,928		4,846
Total	$ 62,103	$ 62,323	[1]	$ 41,004

[1]	Amounts in the comparative periods have been re-presented to account for the impact of discontinued operations and the reclassification of items classified as "cost of revenue" in the consolidated financial statements for the years ended December 31, 2018 and 2019. See Notes 2 and 9 for additional information.